Annual Total Returns- Vanguard Long-Term Bond Index Fund (ETF) [BarChart] - ETF - Vanguard Long-Term Bond Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.18%	8.49%	(9.03%)	19.89%	(3.45%)	6.53%	10.89%	(4.46%)	19.09%	16.24%